Annual Total Returns- SP MidCap 400 Pure Growth Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - SP MidCap 400 Pure Growth Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.27%)	15.41%	33.34%	(2.04%)	0.65%	2.11%	18.07%	(15.33%)	14.60%	29.71%